Schedule of Investments (unaudited) May 31, 2020	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 131.7%

New York — 125.7%

Corporate — 4.4%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	$100	$104,200
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/28	690	701,171
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	475	625,366
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(a)	540	521,910

		1,952,647

County/City/Special District/School District — 28.6%
City of New York, GO:
Multi Modal, Series D-1, 4.00%, 03/01/44	160	182,558
Series D, 5.38%, 06/01/32	15	15,053
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	245	275,414
Sub-Series G-1, 5.00%, 04/01/29	250	269,515
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(b)	500	135,610
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,110	1,247,140
5.00%, 11/15/45	670	746,501
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/42(b)	500	274,465
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/45(b)	950	464,369
(AMBAC), 5.00%, 01/01/39	325	325,348
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	100	100,378
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/46	175	175,149
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	175	175,126

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	$120	$113,453
City of New York New York Industrial Development Agency, RB, CAB, PILOT, Yankee Stadium Project, Series A (AGC)(b):
0.00%, 03/01/41	4,155	2,366,148
0.00%, 03/01/43	2,000	1,055,540
City of New York Transitional Finance Authority Future Tax Secured, RB:
Future Tax Secured, Sub-Series A-3, 4.00%, 08/01/43	265	294,155
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/39	255	303,055
Series A-2, 5.00%, 08/01/38	110	132,387
Sub-Series B-1, 5.00%, 11/01/35	200	229,726
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/39	275	326,169
5.00%, 02/15/42	125	146,745
Metropolitan Transportation Authority, Refunding RB, Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	200	212,622
New York Liberty Development Corp., Refunding RB, World Trade Center Project:
3 Class 1, 5.00%, 11/15/44(a)	555	545,571
4, 5.00%, 11/15/31	750	790,282
7 Class 1, 4.00%, 09/15/35	320	335,549
7 Class 2, 5.00%, 09/15/43	500	531,615
7 Class 3, 5.00%, 03/15/44	520	555,329
5.75%, 11/15/51	340	357,881

		12,682,853

Education — 28.4%
Amherst Development Corp., Refunding RB, Daemen College Project:
5.00%, 10/01/43	85	91,039
5.00%, 10/01/48	65	68,652
Build NYC Resource Corp., RB(a):
Inwood Academy for Leadership Charter School Project, Series A, 5.50%, 05/01/48	150	146,486
New Dawn Charter School Project, 5.75%, 02/01/49	145	143,699

1

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	$250	$288,835
Ethical Culture Fieldston School Project, 5.00%, 06/01/32	450	523,435
Packer Collegiate Institute Project, 5.00%, 06/01/40	310	346,211
City of New York Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A, 5.00%, 07/01/37	110	128,216
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 09/01/40	610	616,570
Series B, 4.00%, 08/01/35	110	116,116
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A, 5.00%, 06/01/35	55	60,684
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 05/01/39	60	62,827
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	55	64,561
5.00%, 07/01/48	80	92,662
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	100	117,500
4.00%, 07/01/46	185	200,860
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project(c):
5.00%, 07/01/21	500	525,930
Series A, 5.00%, 07/01/21	500	525,930
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 07/01/23(c)	120	137,401
Geneva Development Corp., Refunding RB, Hobart & William Smith Colleges, 5.25%, 09/01/44	160	169,616

Security	Par (000)	Value

Education (continued)
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 05/01/21(c)	$300	$315,225
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 07/01/31	245	332,516
New York University, Series B, 5.00%, 07/01/22(c)	500	549,450
Teachers College, Series B, 5.00%, 07/01/42	750	806,422
Touro College & University System, Series A, 5.25%, 01/01/34	250	263,483
Touro College & University System, Series A, 5.50%, 01/01/39	500	525,535
University of Rochester, Series A, 5.13%, 07/01/39	30	30,089
University of Rochester, Series A, 5.75%, 07/01/39	25	25,086
State of New York Dormitory Authority, Refunding RB:
Cornell University, Series A, 5.00%, 07/01/40	150	150,587
Fordham University, 5.00%, 07/01/44	340	375,870
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	345	378,606
New York University, Series A, 5.00%, 07/01/22(c)	1,750	1,923,320
New York University, Series A, 5.00%, 07/01/22(c)	445	489,010
Series B, 5.00%, 02/15/37	370	447,526
Skidmore College, Series A, 5.00%, 07/01/28	250	260,948
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(c)	700	806,869
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/34	105	116,543
Hofstra University Project, 5.00%, 07/01/47	100	114,260
Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, 4.00%, 09/01/40(d)	160	170,458

2

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Yonkers Economic Development Corp., RB, Charter School of Educational Excellance Project, Series A, 5.00%, 10/15/54	$100	$92,820

		12,601,853

Health — 10.6%
Counties of Buffalo & Erie New York Industrial Land Development Corp., RB, Catholic Health System Obligation, 5.25%, 07/01/35	500	542,440
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	100	101,809
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	110	110,332
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	100	106,498
5.00%, 12/01/46	160	180,005
Series A, 5.00%, 12/01/37	370	398,168
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	275	283,748
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	80	86,155
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,030	1,063,794
Series B, 6.00%, 11/01/30	25	25,357
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 01/01/34	500	505,170
State of New York Dormitory Authority, Refunding RB:
Catholic Health System Obligation, 4.00%, 07/01/38	110	112,421
Catholic Health System Obligation, 4.00%, 07/01/39	140	142,753

Security	Par (000)	Value

Health (continued)
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(c)	$1,000	$1,043,820

		4,702,470

Housing — 6.9%
City of New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 07/01/32	735	832,961
5.00%, 07/01/33	250	281,742
City of New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Series 2014, Class F, 4.50%, 02/15/48	500	504,675
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	135	154,841
State of New York HFA, RB, M/F:
Housing, Climate Bond Certified, Series P, 3.15%, 11/01/54	170	171,168
Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 02/15/39	470	471,137
Affordable Housing, Series E (SONYMA) ( Fannie Mae), 4.15%, 11/01/47	165	176,225
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 213, 4.20%, 10/01/43	405	464,511

		3,057,260

State — 7.0%
City of New York Transitional Finance Authority Building Aid Revenue, RB, Subordinated, Series S1-B, 4.00%, 07/15/42	500	579,205
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	1,240	1,421,090
State of New York Dormitory Authority, RB, State Sales Tax, Series A:
Group B, 5.00%, 03/15/39	140	166,288
Group C, 4.00%, 03/15/45	310	340,513

3

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
State of New York Dormitory Authority, Refunding RB, Group 3, Series E, 5.00%, 03/15/41	$265	$322,773
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/30	250	278,427

		3,108,296

Tobacco — 3.4%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	75	69,459
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	200	200,052
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	400	335,748
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	340	338,497
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/40	170	173,120
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C:
4.00%, 06/01/42	240	208,164
5.13%, 06/01/51	200	198,122

		1,523,162

Transportation — 26.1%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	120	138,548
County of Albany Airport Authority, Refunding RB, AMT, Series B:
4.00%, 12/15/34	235	244,851
4.00%, 12/15/35	120	125,005
Metropolitan Transportation Authority, RB, Series D, 5.25%, 11/15/21(c)	220	236,082
Metropolitan Transportation Authority, Refunding RB:
Series D, 5.25%, 11/15/21(c)	780	837,018
Series D, 5.25%, 11/15/23(c)	170	198,842
Series D, 5.25%, 11/15/23(c)	250	292,415
Series D, 5.25%, 11/15/23(c)	250	292,415
Series F, 5.00%, 11/15/30	500	514,000

Security	Par (000)	Value

Transportation (continued)
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	$450	$484,803
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.25%, 01/01/50	165	173,248
(AGM), 4.00%, 07/01/41	150	154,371
Port Authority of New York & New Jersey, ARB:
Consolidated Bonds, 220th Series, AMT, 4.00%, 11/01/59	380	400,999
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	500	504,275
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	150	166,604
195th Series, AMT, 5.00%, 04/01/36	250	286,930
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	225	260,523
Port Authority of New York & New Jersey, Refunding RB, 178th Series, AMT, 5.00%, 12/01/32	270	300,078
State of New York Thruway Authority, Refunding RB:
2nd General Highway & Bridge Trust, Series A, 5.00%, 04/01/32	1,000	1,078,910
General, Series I, 5.00%, 01/01/22(c)	140	150,410
General, Series I, 5.00%, 01/01/22(c)	440	473,233
General, Series J, 5.00%, 01/01/41	250	275,893
Subordinate, Series B, 4.00%, 01/01/45	1,500	1,626,105
Triborough Bridge & Tunnel Authority, RB:
MTA Bridges and Tunnels, Series A, 4.00%, 11/15/54	1,610	1,815,356
Series B, 5.00%, 11/15/40	140	162,586
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.25%, 11/15/45	275	318,706

4

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Series B, 5.00%, 11/15/38	$50	$59,845

		11,572,051

Utilities — 10.3%
City of New York Municipal Water & Sewer System, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	120	144,966
City of New York Municipal Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	250	293,995
Long Island Power Authority, RB:
5.00%, 09/01/38	625	767,287
General, 5.00%, 09/01/47	110	130,920
General, Electric Systems, 5.00%, 09/01/36	80	96,296
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(c)	225	234,918
General, Electric Systems, Series C (AGC), 5.25%, 09/01/29	500	668,260
Long Island Power Authority, Refunding RB, Electric System, Series B, 5.00%, 09/01/46	75	87,594
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	210	258,579
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	600	634,932
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE, 5.00%, 12/15/41	1,115	1,261,255

		4,579,002

Total Municipal Bonds in New York		55,779,594

Puerto Rico — 6.0%

State — 4.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(b)	660	168,221
Series A-1, 4.75%, 07/01/53	280	270,346

Security	Par (000)	Value

State (continued)
Series A-1, 5.00%, 07/01/58	$1,007	$1,004,563
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-2, 4.33%, 07/01/40	108	103,367
Series A-2, 4.78%, 07/01/58	232	223,648

		1,770,145

Tobacco — 0.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	225	225,542

Utilities — 1.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	355	347,023
5.13%, 07/01/37	100	99,030
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	235	235,087

		681,140

Total Municipal Bonds in Puerto Rico		2,676,827

Total Municipal Bonds — 131.7% (Cost — $52,957,758)		58,456,421

Municipal Bonds Transferred to Tender Option Bond Trusts(e) — 37.7%

New York — 37.7%

County/City/Special District/School District — 9.5%
City of New York, GO:
Sub-Series I-1, 5.00%, 03/01/36	250	284,198
Sub-Series-D1, Series D, 5.00%, 12/01/43(f)	1,010	1,227,847
City of New York Transitional Finance Authority Future Tax Secured, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	825	870,424
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(f):
5.75%, 02/15/21(c)	433	448,932
5.75%, 02/15/47	267	276,169

5

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	$1,050	$1,128,109

		4,235,679

Housing — 1.6%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43	640	703,731

State — 5.9%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	255	298,715
State of New York Authority, Refunding RB: Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	600	632,316
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/47	1,497	1,670,853

		2,601,884

Transportation — 9.1%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	630	663,970
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, Series 210th, 5.00%, 09/01/48	960	1,131,926
Series194th, 5.25%, 10/15/55	360	406,616
State of New York Thruway Authority, Refunding RB:
Series B, 4.00%, 01/01/53(f)	1,156	1,243,604

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	$500	$582,165

		4,028,281

Utilities — 11.6%
City of New York Municipal Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	990	1,035,164
Fiscal 2012, Series BB, 5.00%, 06/15/44	1,501	1,592,500
State of New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60(a)	872	1,003,326
Utility Debt Securitization Authority, Refunding RB, Restructuring:
Series A, 5.00%, 12/15/35	1,000	1,210,500
Series B, 4.00%, 12/15/35	280	319,323

		5,160,813

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 37.7% (Cost — $15,872,096)		16,730,388

Total Long-Term Investments — 169.4% (Cost — $68,829,854)		75,186,809

	Shares

Short-Term Securities — 0.0%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.00%(g)(h)	1,161	1,161

Total Short-Term Securities — 0.0% (Cost — $1,161)		1,161

Total Investments — 169.4% (Cost — $68,831,015)		75,187,970

Other Assets Less Liabilities — 1.0%		437,871

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.8)%		(9,243,778)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (49.6)%		(22,008,619)

Net Assets Applicable to Common Shares — 100.0%		$44,373,444

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

6

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock New York Municipal Bond Trust (BQH)

(d)	When-issued security.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 15, 2020 to July 01, 2027 is $1,700,396.

(g)	Annualized 7-day yield as of period end.
(h)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended May 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased	Shares Sold		Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	64,451	—	(63,290	)(b)	1,161	$1,161	$5,632	$(28)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BHAC — Berkshire Hathaway Assurance Corp.

CAB — Capital Appreciation Bonds

EDC — Economic Development Corp.

FHA — Federal Housing Administration

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

S/F — Single-Family

SONYMA — State of New York Mortgage Agency

SRF — State Revolving Fund

7

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock New York Municipal Bond Trust (BQH)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$75,186,809	$—	$75,186,809
Short-Term Securities	1,161	—	—	1,161

	$1,161	$75,186,809	$—	$75,187,970

(a)	See above Schedule of Investments for values in each sector/state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(9,210,583)	$—	$(9,210,583)
VRDP Shares at Liquidation Value	—	(22,100,000)	—	(22,100,000)

	$—	$(31,310,583)	$—	$(31,310,583)

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